Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Cash flows from operating activities
Net loss	$ (26,315,396)	$ (6,317,373)
Adjustments for non-cash income and expenses:
Depreciation of property, plant and equipment	251,878	132,170
Amortization of technology-related intangible assets	4,157,388	4,157,389
Technology-related intangible asset impairment	20,580,040
Property, plant and equipment impairment and abandonments		21,387
Changes in operating assets and liabilities:
(Increase)/decrease in accounts receivables	(18,784)	41,830
Decrease/(increase) in inventories	170,431	(11,482)
Decrease in deposit, prepayments and advances to suppliers	502,701	214,159
Decrease in operating lease right-of-use assets	71,374	170,999
Increase/(decrease) in accounts payable and accruals	97,012	(45,942)
Decrease in deferred revenue	(430,057)	(73,003)
Decrease in operating lease liabilities	(74,706)	(189,830)
Increase/(decrease) in other payables	68,344	(4,493)
Increase in amounts due to shareholders	970,597	229,794
Net cash generated from /(used in) operations	30,822	(1,674,395)
Cash flows from investing activity
Purchase of property, plant and equipment	(146,269)	(14,189)
Cash used in investing activity	(146,269)	(14,189)
Cash flows from financing activities
Payments of hire purchase	(6,677)	(8,587)
Payment of offering costs	(449,576)
Proceeds from issuance of common stock		1,143,728
Proceeds from shares to be issued		991,052
Proceeds from capital contribution		266,517
Net cash (used in)/generated from financing activities	(456,253)	2,392,710
Net (decrease)/increase in cash and cash equivalents	(571,700)	704,126
Effect of exchange rate changes	(54,364)	(77,381)
Cash and cash equivalents at start of year	779,049	152,304
Cash and cash equivalents at end of year	$ 152,985	$ 779,049